CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income (loss)	$ 469	$ (40)	$ (514)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization and other non-cash items	(61)	(144)	(277)
Realized capital gains and losses	(390)	513	420
Gain on disposition of operations	(15)	(14)	(15)
Interest credited to contractholder funds	1,608	1,764	2,076
Changes in:
Policy benefit and other insurance reserves	(568)	(343)	(446)
Unearned premiums	(4)	(3)	(2)
Deferred policy acquisition costs	189	(84)	442
Reinsurance recoverables, net	(259)	(365)	(236)
Income taxes	164	594	430
Other operating assets and liabilities	(46)	74	(29)
Net cash provided by operating activities	1,087	1,952	1,849
Proceeds from sales
Fixed income securities	11,490	10,666	13,621
Equity securities	70	92	35
Limited partnership interests	175	110	78
Mortgage loans	97	112	335
Other investments	153	82	485
Investment collections
Fixed income securities	3,072	2,800	3,652
Mortgage loans	692	1,051	1,695
Other investments	93	109	105
Investment purchases
Fixed income securities	(10,002)	(11,361)	(16,720)
Equity securities	(14)	(54)	(102)
Limited partnership interests	(397)	(276)	(209)
Mortgage loans	(820)	(98)	(18)
Other investments	(340)	(133)	(26)
Change in short-term investments, net	463	266	2,275
Change in other investments, net	(280)	(159)	(193)
Net cash provided by investing activities	4,452	3,207	5,013
Cash flows from financing activities
Contractholder fund deposits	1,871	2,343	3,340
Contractholder fund withdrawals	(7,218)	(7,525)	(10,400)
Repayment of note due to related party		(4)
Capital contributions			250
Net cash used in financing activities	(5,347)	(5,186)	(6,810)
Net increase (decrease) in cash	192	(27)	52
Cash at beginning of year	118	145	93
Cash at end of year	$ 310	$ 118	$ 145